Advances - Schedule of Advance Payments by Financial Institution on Foreclosed Properties (Footnote) (Details) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Servicing, Foreclosures, Bankruptcy and Other [Member]
Advances On Behalf of Borrowers [Line Items]
Allowance for losses	$ 60.4	$ 70.0	$ 38.4